Shareholder Fees {- Fidelity Small Cap Stock K6 Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Small Cap Stock K6 Fund PRO-06 | Fidelity Small Cap Stock K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none